Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 33,087	$ 29,321	$ 28,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,836	4,731	4,502
Net loss on sale of other real estate owned	478	1,008	664
Writedown of other real estate owned	3,454	2,631	1,246
Provision for loan losses	18,750	23,200	11,310
Deferred tax (benefit) expense	(2,336)	581	2,154
Stock based compensation expense	287	176	214
Net (gain) loss on sale of bank premises and equipment	(4)	39	(48)
Net gain on sale of securities available for sale	(1,428)	(3,352)	(1,848)
Proceeds from sales and calls of trading securities	0	0	24,936
Proceeds from maturities of trading securities	0	0	91,040
Net trading losses	0	0	350
Decrease (increase) in taxes receivable	473	(12,336)	2,146
Decrease (increase) in interest receivable	(774)	1,020	1,838
Decrease in interest payable	(311)	(516)	(1,288)
Decrease (increase) in other assets	4,614	2,420	(24,533)
Increase (decrease) in accrued expenses and other liabilities	192	(444)	1,271
Total adjustments	28,231	19,158	113,954
Net cash provided by operating activities	61,318	48,479	142,074
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	1,171,998	1,198,435	747,444
Purchases of securities available for sale	(1,209,300)	(1,301,963)	(891,298)
Proceeds from maturities of securities available for sale	20,243	19,312	651,151
Proceeds from calls and maturities of held to maturity securities	87,320	183,159	7,740
Purchases of held to maturity securities	(111,896)	0	(761,224)
Net increase in loans	(188,776)	(106,118)	(141,613)
Proceeds from dispositions of other real estate owned	9,013	11,474	4,499
Proceeds from dispositions of bank premises and equipment	7	0	175
Purchases of bank premises and equipment	(5,213)	(3,609)	(7,266)
Net cash (used in) provided by investing activities	(226,604)	690	(390,392)
Cash flows from financing activities:
Net increase in deposits	181,886	248,927	168,889
Net increase (decrease) in short-term borrowings	22,948	16,887	(1,864)
Proceeds from sales of treasury stock	2,900	2,833	3,909
Net proceeds from common stock offering	67,578	0	0
Dividends paid	(21,333)	(19,460)	(26,326)
Net cash provided by financing activities	253,979	249,187	144,608
Net increase (decrease) in cash and cash equivalents	88,693	298,356	(103,710)
Cash and cash equivalents at beginning of period	444,250	145,894	249,604
Cash and cash equivalents at end of period	532,943	444,250	145,894
Cash paid during the year for:
Interest paid	26,555	35,514	50,739
Income taxes paid	18,824	27,628	14,667
Non cash investing and financing activites:
Transfer of loans to real estate owned	10,794	13,509	13,547
Increase (decrease) in dividends payable	1,069	271	(3,578)
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	7,634	(6,332)	(3,490)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(3,044)	2,527	1,392
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(177)	(216)	(38)
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	71	86	15
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross	(4,753)	1,827	3,792
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ 1,895	$ (729)	$ (1,512)